NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,638,337 shares (cost $23,606,594)	$28,674,238
Variable Insurance Portfolios - Balanced (WRBP)
1,107,024 shares (cost $10,047,480)	11,285,446
Variable Insurance Portfolios - Bond (WRBDP)
2,689,677 shares (cost $15,006,998)	14,367,176
Variable Insurance Portfolios - Core Equity (WRCEP)
1,900,104 shares (cost $22,008,251)	26,936,250
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
346,361 shares (cost $2,362,023)	3,133,288
Variable Insurance Portfolios - Energy (WRENG)
165,709 shares (cost $1,071,900)	1,078,419
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
510,912 shares (cost $2,840,127)	2,413,907
Variable Insurance Portfolios - Growth (WRGP)
2,417,089 shares (cost $23,881,510)	29,205,448
Variable Insurance Portfolios - High Income (WRHIP)
3,351,288 shares (cost $11,717,201)	12,904,469
Variable Insurance Portfolios - International Growth (WRIP)
651,776 shares (cost $5,092,300)	5,764,894
Variable Insurance Portfolios - International Core Equity (WRI2P)
118,215 shares (cost $2,067,494)	2,127,537
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
49,879 shares (cost $1,301,120)	1,333,244
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
314,623 shares (cost $2,623,006)	3,411,932
Variable Insurance Portfolios - Money Market (WRMMP)
3,088,594 shares (cost $3,088,594)	3,088,594
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
209,157 shares (cost $1,696,651)	2,004,814
Variable Insurance Portfolios - Science and Technology (WRSTP)
783,143 shares (cost $12,163,034)	19,596,747
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
990,514 shares (cost $9,151,469)	12,037,226
Variable Insurance Portfolios - Small Cap Value (WRSCV)
49,888 shares (cost $808,060)	896,996
Variable Insurance Portfolios - Value (WRVP)
1,270,517 shares (cost $6,756,903)	9,385,056

Total Investments	$189,645,681

Accounts Payable	(5,671)

$189,640,010

Contract Owners’ Equity:
Accumulation units	189,506,993
Contracts in payout (annuitization) period (note 1f)	133,017

Total Contract Owners’ Equity (note 5)	$189,640,010

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$2,268,672	160,990	109,394	634,286	142,721	36,145	-	-
Mortality and expense risk charges (note 2)	(3,076,970)	(488,549)	(169,537)	(242,261)	(424,522)	(48,928)	(20,485)	(50,056)

Net investment income (loss)	(808,298)	(327,559)	(60,143)	392,025	(281,801)	(12,783)	(20,485)	(50,056)

Realized gain (loss) on investments	10,751,622	707,522	404,867	26,911	734,154	399,706	82,745	40,910
Change in unrealized gain (loss) on investments	(26,184,585)	(6,889,931)	(658,744)	(443,309)	(2,272,036)	(370,538)	(260,159)	(361,230)

Net gain (loss) on investments	(15,432,963)	(6,182,409)	(253,877)	(416,398)	(1,537,882)	29,168	(177,414)	(320,320)

Reinvested capital gains	21,818,402	4,267,265	983,346	501,584	4,020,946	242,479	42,444	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,577,141	(2,242,703)	669,326	477,211	2,201,263	258,864	(155,455)	(370,376)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$125,392	748,121	136,052	47,023	-	-	764	17,962
Mortality and expense risk charges (note 2)	(453,627)	(229,905)	(96,342)	(29,885)	(20,745)	(53,200)	(53,211)	(26,004)

Net investment income (loss)	(328,235)	518,216	39,710	17,138	(20,745)	(53,200)	(52,447)	(8,042)

Realized gain (loss) on investments	2,767,393	1,387,234	540,908	119,742	98,127	280,298	-	313,030
Change in unrealized gain (loss) on investments	(5,105,396)	(1,869,224)	(1,153,898)	(302,748)	(334,199)	(238,463)	-	22,891

Net gain (loss) on investments	(2,338,003)	(481,990)	(612,990)	(183,006)	(236,072)	41,835	-	335,921

Reinvested capital gains	5,572,993	112,866	554,797	146,067	184,243	224,436	-	102,501

Net increase (decrease) in contract owners’ equity resulting from operations	$2,906,755	149,092	(18,483)	(19,801)	(72,574)	213,071	(52,447)	430,380

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$-	-	998	108,824
Mortality and expense risk charges (note 2)	(310,659)	(193,100)	(15,286)	(150,668)

Net investment income (loss)	(310,659)	(193,100)	(14,288)	(41,844)

Realized gain (loss) on investments	1,278,504	518,111	112,997	938,463
Change in unrealized gain (loss) on investments	(2,417,573)	(1,958,287)	(218,062)	(1,353,679)

Net gain (loss) on investments	(1,139,069)	(1,440,176)	(105,065)	(415,216)

Reinvested capital gains	1,740,956	1,594,514	171,493	1,355,472

Net increase (decrease) in contract owners’ equity resulting from operations	$291,228	(38,762)	52,140	898,412

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		WRASP		WRBP		WRBDP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(808,298)	(447,961)	(327,559)	(64,005)	(60,143)	(451)	392,025	438,318
Realized gain (loss) on investments	10,751,622	8,050,610	707,522	599,367	404,867	485,619	26,911	469,808
Change in unrealized gain (loss) on investments	(26,184,585)	32,793,937	(6,889,931)	6,951,008	(658,744)	801,792	(443,309)	(2,037,732)
Reinvested capital gains	21,818,402	7,961,546	4,267,265	-	983,346	963,890	501,584	355,130

Net increase (decrease) in contract owners’ equity resulting from operations	5,577,141	48,358,132	(2,242,703)	7,486,370	669,326	2,250,850	477,211	(774,476)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,902,238	2,883,022	190,646	296,771	62,680	141,064	237,059	265,805
Transfers between funds	-	-	(530,259)	(414,912)	114,654	316,799	(979,134)	(2,197,232)
Redemptions (note 3)	(44,798,042)	(44,290,724)	(5,578,403)	(7,615,103)	(1,465,655)	(1,792,675)	(3,497,201)	(4,043,430)
Annuity benefits	(11,483)	(29,073)	(1,730)	(4,199)	(1,167)	(1,067)	(1,949)	(12,682)
Contract maintenance charges (note 2)	(40,590)	(48,569)	(6,411)	(7,534)	(2,095)	(2,569)	(3,356)	(4,428)
Contingent deferred sales charges (note 2)	(92,056)	(20,528)	(16,415)	(5,141)	(716)	(796)	(3,392)	(1,123)
Adjustments to maintain reserves	(13,553)	17,106	(2,841)	4,866	(244)	(2,900)	(7,323)	21,399

Net equity transactions	(42,053,486)	(41,488,766)	(5,945,413)	(7,745,252)	(1,292,543)	(1,342,144)	(4,255,296)	(5,971,691)

Net change in contract owners’ equity	(36,476,345)	6,869,366	(8,188,116)	(258,882)	(623,217)	908,706	(3,778,085)	(6,746,167)
Contract owners’ equity beginning of period	226,116,355	219,246,989	36,861,355	37,120,237	11,908,653	10,999,947	18,142,253	24,888,420

Contract owners’ equity end of period	$189,640,010	226,116,355	28,673,239	36,861,355	11,285,436	11,908,653	14,364,168	18,142,253

CHANGES IN UNITS:
Beginning units	11,982,071	14,527,676	1,220,582	1,516,118	634,250	714,648	1,194,782	1,581,219
Units purchased	1,176,591	956,924	25,046	45,499	39,286	49,952	68,593	72,151
Units redeemed	(3,419,170)	(3,502,529)	(228,975)	(341,035)	(106,889)	(130,350)	(343,564)	(458,588)

Ending units	9,739,492	11,982,071	1,016,653	1,220,582	566,647	634,250	919,811	1,194,782

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRCEP		WRDIV		WRENG		WRGNR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(281,801)	(274,709)	(12,783)	2,301	(20,485)	(18,531)	(50,056)	(59,319)
Realized gain (loss) on investments	734,154	1,252,029	399,706	23,600	82,745	65,580	40,910	45,089
Change in unrealized gain (loss) on investments	(2,272,036)	4,709,408	(370,538)	708,721	(260,159)	230,907	(361,230)	252,920
Reinvested capital gains	4,020,946	2,361,656	242,479	70,489	42,444	4,295	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,201,263	8,048,384	258,864	805,111	(155,455)	282,251	(370,376)	238,690

Equity transactions:
Purchase payments received from contract owners (note 3)	199,740	150,833	16,499	58,938	9,156	24,206	31,528	15,620
Transfers between funds	(1,263,707)	(9,781)	136,604	163,577	133,280	53,047	(190,909)	(228,971)
Redemptions (note 3)	(5,099,664)	(5,052,354)	(909,499)	(360,126)	(194,208)	(257,464)	(732,406)	(992,548)
Annuity benefits	(167)	(1,689)	(136)	(118)	(590)	(529)	(239)	(232)
Contract maintenance charges (note 2)	(5,578)	(6,569)	(408)	(484)	(254)	(290)	(702)	(1,032)
Contingent deferred sales charges (note 2)	(7,481)	(1,505)	(4,496)	(30)	(166)	(64)	(1,739)	(369)
Adjustments to maintain reserves	(58)	(16)	103	55	2	(1,605)	(47)	(719)

Net equity transactions	(6,176,915)	(4,921,081)	(761,333)	(138,188)	(52,780)	(182,699)	(894,514)	(1,208,251)

Net change in contract owners’ equity	(3,975,652)	3,127,303	(502,469)	666,923	(208,235)	99,552	(1,264,890)	(969,561)
Contract owners’ equity beginning of period	30,911,844	27,784,541	3,635,717	2,968,794	1,286,638	1,187,086	3,678,755	4,648,316

Contract owners’ equity end of period	$26,936,192	30,911,844	3,133,248	3,635,717	1,078,403	1,286,638	2,413,865	3,678,755

CHANGES IN UNITS:
Beginning units	1,871,034	2,212,019	203,743	212,283	93,884	108,850	277,839	372,835
Units purchased	39,910	71,459	18,013	23,147	15,141	10,734	7,797	8,252
Units redeemed	(403,682)	(412,444)	(59,557)	(31,687)	(19,724)	(25,700)	(72,756)	(103,248)

Ending units	1,507,262	1,871,034	162,199	203,743	89,301	93,884	212,880	277,839

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRGP		WRHIP		WRIP		WRI2P
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(328,235)	(322,282)	518,216	593,438	39,710	(43,950)	17,138	5,220
Realized gain (loss) on investments	2,767,393	1,959,734	1,387,234	949,968	540,908	339,508	119,742	131,988
Change in unrealized gain (loss) on investments	(5,105,396)	5,258,580	(1,869,224)	(60,769)	(1,153,898)	764,778	(302,748)	268,830
Reinvested capital gains	5,572,993	2,384,591	112,866	-	554,797	145,142	146,067	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,906,755	9,280,623	149,092	1,482,637	(18,483)	1,205,478	(19,801)	406,038

Equity transactions:
Purchase payments received from contract owners (note 3)	126,529	311,987	62,203	235,834	67,268	92,908	160	1,031
Transfers between funds	(1,653,105)	108,389	(1,110,648)	(596,443)	108,166	(320,069)	580,407	(91,655)
Redemptions (note 3)	(5,871,055)	(5,794,879)	(2,684,531)	(2,678,885)	(1,647,249)	(2,420,524)	(394,829)	(382,769)
Annuity benefits	(363)	(2,703)	(1,642)	(2,349)	(596)	(550)	(368)	(839)
Contract maintenance charges (note 2)	(5,973)	(7,003)	(2,435)	(3,103)	(1,301)	(1,733)	(307)	(370)
Contingent deferred sales charges (note 2)	(15,318)	(1,249)	(11,474)	(2,305)	(7,018)	(859)	(171)	(293)
Adjustments to maintain reserves	(2,668)	7,959	201	(3,703)	(101)	(1,549)	(168)	(1,030)

Net equity transactions	(7,421,953)	(5,377,499)	(3,748,326)	(3,050,954)	(1,480,831)	(2,652,376)	184,724	(475,925)

Net change in contract owners’ equity	(4,515,198)	3,903,124	(3,599,234)	(1,568,317)	(1,499,314)	(1,446,898)	164,923	(69,887)
Contract owners’ equity beginning of period	33,719,528	29,816,404	16,503,682	18,071,999	7,264,173	8,711,071	1,962,574	2,032,461

Contract owners’ equity end of period	$29,204,330	33,719,528	12,904,448	16,503,682	5,764,859	7,264,173	2,127,497	1,962,574

CHANGES IN UNITS:
Beginning units	2,234,814	2,659,999	663,044	791,131	508,498	716,278	107,770	137,235
Units purchased	21,445	84,749	19,679	44,406	18,601	18,099	37,018	10,125
Units redeemed	(499,617)	(509,934)	(165,792)	(172,493)	(120,836)	(225,879)	(27,834)	(39,590)

Ending units	1,756,642	2,234,814	516,931	663,044	406,263	508,498	116,954	107,770

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMIC		WRMCG		WRMMP		WRRESP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(20,745)	(17,241)	(53,200)	(50,892)	(52,447)	(63,394)	(8,042)	(5,963)
Realized gain (loss) on investments	98,127	82,400	280,298	244,364	-	-	313,030	220,305
Change in unrealized gain (loss) on investments	(334,199)	387,628	(238,463)	531,167	-	-	22,891	(209,400)
Reinvested capital gains	184,243	44,637	224,436	109,950	-	-	102,501	-

Net increase (decrease) in contract owners’ equity resulting from operations	(72,574)	497,424	213,071	834,589	(52,447)	(63,394)	430,380	4,942

Equity transactions:
Purchase payments received from contract owners (note 3)	1,154	24,302	3,676	40,909	1,605,595	645,439	11,489	22,877
Transfers between funds	(48,731)	281,429	(77,150)	351,756	5,373,814	1,780,984	371,208	124,891
Redemptions (note 3)	(67,372)	(166,090)	(476,063)	(649,428)	(7,632,630)	(3,883,547)	(404,554)	(346,977)
Annuity benefits	(112)	(78)	(603)	(546)	-	-	(71)	(72)
Contract maintenance charges (note 2)	(186)	(226)	(374)	(438)	(1,324)	(1,516)	(239)	(305)
Contingent deferred sales charges (note 2)	(51)	(27)	(395)	(80)	(6,570)	(3,845)	(1,146)	(60)
Adjustments to maintain reserves	(10)	(70)	(70)	(1,678)	(7)	(24)	(16)	(20)

Net equity transactions	(115,308)	139,240	(550,979)	(259,505)	(661,122)	(1,462,509)	(23,329)	(199,666)

Net change in contract owners’ equity	(187,882)	636,664	(337,908)	575,084	(713,569)	(1,525,903)	407,051	(194,724)
Contract owners’ equity beginning of period	1,521,102	884,438	3,749,777	3,174,693	3,802,150	5,328,053	1,597,761	1,792,485

Contract owners’ equity end of period	$1,333,220	1,521,102	3,411,869	3,749,777	3,088,581	3,802,150	2,004,812	1,597,761

CHANGES IN UNITS:
Beginning units	63,722	57,350	168,894	182,861	370,565	513,897	95,926	107,241
Units purchased	13,719	26,347	6,735	21,400	749,621	317,005	42,654	13,451
Units redeemed	(19,718)	(19,975)	(31,047)	(35,367)	(815,213)	(460,337)	(44,697)	(24,766)

Ending units	57,723	63,722	144,582	168,894	304,973	370,565	93,883	95,926

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRSTP		WRSCP		WRSCV		WRVP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(310,659)	(294,053)	(193,100)	(194,496)	(14,288)	(7,401)	(41,844)	(70,551)
Realized gain (loss) on investments	1,278,504	678,808	518,111	192,103	112,997	192,941	938,463	117,399
Change in unrealized gain (loss) on investments	(2,417,573)	7,121,503	(1,958,287)	4,517,608	(218,062)	65,483	(1,353,679)	2,531,505
Reinvested capital gains	1,740,956	1,192,135	1,594,514	-	171,493	76,303	1,355,472	253,328

Net increase (decrease) in contract owners’ equity resulting from operations	291,228	8,698,393	(38,762)	4,515,215	52,140	327,326	898,412	2,831,681

Equity transactions:
Purchase payments received from contract owners (note 3)	66,131	311,282	62,508	127,920	4,182	16,587	144,035	98,709
Transfers between funds	(434,931)	326,165	(363,573)	(49,208)	(121,844)	13,622	(44,142)	387,612
Redemptions (note 3)	(3,526,226)	(3,792,341)	(2,143,487)	(2,134,446)	(249,115)	(268,514)	(2,223,895)	(1,658,624)
Annuity benefits	(1,570)	(1,269)	(41)	(32)	(63)	(54)	(76)	(65)
Contract maintenance charges (note 2)	(4,354)	(4,720)	(3,058)	(3,626)	(125)	(227)	(2,110)	(2,396)
Contingent deferred sales charges (note 2)	(4,358)	(1,025)	(3,285)	(788)	(37)	(45)	(7,828)	(924)
Adjustments to maintain reserves	(129)	(3,765)	(98)	(67)	(31)	(39)	(48)	12

Net equity transactions	(3,905,437)	(3,165,673)	(2,451,034)	(2,060,247)	(367,033)	(238,670)	(2,134,064)	(1,175,676)

Net change in contract owners’ equity	(3,614,209)	5,532,720	(2,489,796)	2,454,968	(314,893)	88,656	(1,235,652)	1,656,005
Contract owners’ equity beginning of period	23,210,882	17,678,162	14,526,935	12,071,967	1,211,888	1,123,232	10,620,688	8,964,683

Contract owners’ equity end of period	$19,596,673	23,210,882	12,037,139	14,526,935	896,995	1,211,888	9,385,036	10,620,688

CHANGES IN UNITS:
Beginning units	897,717	1,053,794	766,547	899,827	63,489	77,379	544,971	612,712
Units purchased	10,574	57,402	19,387	31,596	3,442	10,303	19,930	40,847
Units redeemed	(161,391)	(213,479)	(151,118)	(164,876)	(22,445)	(24,193)	(124,315)	(108,588)

Ending units	746,900	897,717	634,816	766,547	44,486	63,489	440,586	544,971

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Contingent Deferred Sales Charge (CDSC) Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charge - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges*:	2.45%

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$932,977	$154,891	$66,286	$90,078	$123,611	$13,400	$4,305	$11,910
1.4%	496,045	83,783	22,650	40,636	63,242	5,992	3,611	9,410
1.45%	51,172	6,325	4,459	3,229	10,172	143	-	99
1.5%	1,076,134	153,346	42,021	53,235	155,014	17,160	7,787	19,009
1.55%	94,732	10,055	7,859	7,719	17,667	2,130	314	1,100
1.6%	5,258	282	628	188	1,224	-	-	-
1.65%	71,436	12,452	1,491	9,868	3,964	2,930	2,394	3,326
1.7%	950	31	149	110	271	-	-	36
1.75%	9,326	1,780	1,460	1,249	228	91	-	-
1.8%	198,819	41,757	12,378	20,370	33,508	5,189	528	1,793
1.85%	47,261	8,361	6,426	5,658	5,772	909	413	249
1.9%	18,752	2,187	230	1,240	1,315	142	30	572
1.95%	61,057	9,906	3,019	7,172	6,941	722	360	1,766
2%	3,741	608	89	26	1,301	-	289	492
2.05%	6,743	2,215	392	1,166	292	120	208	226
2.35%	2,567	570	-	317	-	-	246	68

Totals	$3,076,970	$488,549	$169,537	$242,261	$424,522	$48,928	$20,485	$50,056

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$125,360	$59,499	$25,957	$8,852	$3,554	$11,458	$38,884	$6,621
1.4%	101,390	29,992	16,595	3,964	2,313	5,195	5,534	2,457
1.45%	13,429	2,831	288	200	81	42	138	35
1.5%	154,473	88,336	40,780	13,521	11,459	27,205	7,040	14,426
1.55%	13,440	12,788	3,424	470	1,221	916	166	403
1.6%	1,327	-	196	208	-	-	69	-
1.65%	3,559	8,443	1,538	874	564	3,678	93	859
1.7%	47	-	162	-	-	33	31	-
1.75%	1,614	1,516	12	69	-	2	41	-
1.8%	20,577	13,550	3,742	372	360	1,898	672	263
1.85%	5,974	3,735	887	521	804	928	-	64
1.9%	2,716	1,606	336	351	238	735	6	749
1.95%	8,496	7,199	2,410	267	151	1,083	537	100
2%	266	269	-	216	-	-	-	-
2.05%	353	141	15	-	-	27	-	27
2.35%	606	-	-	-	-	-	-	-

	$453,627	$229,905	$96,342	$29,885	$20,745	$53,200	$53,211	$26,004

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$97,302	$45,722	$3,981	$41,306
1.4%	47,606	34,187	1,604	15,884
1.45%	3,261	2,061	29	4,350
1.5%	123,806	86,094	6,632	54,790
1.55%	6,136	4,392	695	3,837
1.6%	323	184	244	385
1.65%	9,093	2,811	1,047	2,452
1.7%	14	45	-	21
1.75%	81	162	-	1,021
1.8%	14,281	9,704	874	17,003
1.85%	1,884	2,418	-	2,258
1.9%	2,119	1,698	36	2,446
1.95%	4,380	2,805	118	3,625
2%	113	72	-	-
2.05%	119	126	26	1,290
2.35%	141	619	-	-

	$310,659	$193,100	$15,286	$150,668

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $146,086 and $1,064,943, respectively, and total transfers from the Account to the fixed account were $1,082,229 and $2,179,965, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $62,356 and $20,819 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$189,645,681	$-	$-	$189,645,681

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

		Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)		$4,780,805	$6,777,100
Variable Insurance Portfolios - Balanced (WRBP)		1,633,119	2,002,405
Variable Insurance Portfolios - Bond (WRBDP)		1,806,875	5,141,783
Variable Insurance Portfolios - Core Equity (WRCEP)		4,379,250	6,816,907
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)		586,665	1,118,296
Variable Insurance Portfolios - Energy (WRENG)		227,825	258,608
Variable Insurance Portfolios - Global Natural Resources (WRGNR)		51,858	996,382
Variable Insurance Portfolios - Growth (WRGP)		5,868,530	8,036,469
Variable Insurance Portfolios - High Income (WRHIP)		1,074,478	4,191,610
Variable Insurance Portfolios - International Growth (WRIP)		910,690	1,796,970
Variable Insurance Portfolios - International Core Equity (WRI2P)		875,906	527,911
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)		504,805	456,618
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		342,948	722,625
Variable Insurance Portfolios - Money Market (WRMMP)		4,534,286	5,247,854
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		923,003	851,872
Variable Insurance Portfolios - Science and Technology (WRSTP)		1,824,006	4,299,062
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		1,739,167	2,788,722
Variable Insurance Portfolios - Small Cap Value (WRSCV)		235,158	444,972
Variable Insurance Portfolios - Value (WRVP)		1,817,349	2,637,765

	Total	$34,116,723	$55,113,931

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	1.35% to 2.35%	1,016,653	$28.67 to $ 25.88	$28,653,920	0.49%	-6.54% to -7.49%
2013	1.35% to 2.35%	1,220,582	30.67 to 27.97	36,836,120	1.30%	23.44% to 22.19%
2012	1.35% to 2.35%	1,516,118	24.85 to 22.89	37,093,078	1.18%	17.56% to 16.37%
2011	1.35% to 2.35%	1,837,498	21.14 to 19.67	38,293,523	1.05%	-8.46% to -9.38%
2010	1.35% to 2.35%	2,477,932	23.09 to 21.71	56,412,620	1.09%	7.21% to 6.12%
Variable Insurance Portfolios - Balanced (WRBP)
2014	1.35% to 2.00%	566,647	20.20 to 18.41	11,269,973	0.95%	6.12% to 5.42%
2013	1.35% to 2.05%	634,250	19.04 to 17.35	11,892,759	1.48%	22.03% to 21.16%
2012	1.35% to 2.05%	714,648	15.60 to 14.32	10,983,578	1.53%	10.23% to 9.45%
2011	1.35% to 2.05%	921,286	14.15 to 13.08	12,864,168	1.51%	1.92% to 1.20%
2010	1.35% to 2.00%	1,205,532	13.89 to 12.99	16,533,021	1.99%	15.53% to 14.77%
Variable Insurance Portfolios - Bond (WRBDP)
2014	1.35% to 2.35%	919,811	15.85 to 13.28	14,336,327	3.88%	2.93% to 1.89%
2013	1.35% to 2.35%	1,194,782	15.40 to 13.03	18,105,481	3.55%	-3.41% to -4.39%
2012	1.35% to 2.35%	1,581,219	15.95 to 13.63	24,827,412	3.21%	4.35% to 3.29%
2011	1.35% to 2.35%	1,987,103	15.28 to 13.19	29,961,786	2.59%	5.86% to 4.79%
2010	1.35% to 2.35%	2,433,445	14.43 to 12.59	34,721,668	3.99%	4.61% to 3.55%
Variable Insurance Portfolios - Core Equity (WRCEP)
2014	1.35% to 2.05%	1,507,262	18.17 to 16.44	26,933,756	0.50%	8.20% to 7.43%
2013	1.35% to 2.05%	1,871,034	16.80 to 15.30	30,909,440	0.55%	31.71% to 30.77%
2012	1.35% to 2.05%	2,212,019	12.75 to 11.70	27,776,839	0.60%	17.00% to 16.17%
2011	1.35% to 2.35%	3,003,913	10.90 to 10.31	32,276,162	0.36%	0.29% to -0.72%
2010	1.35% to 2.35%	3,872,913	10.87 to 10.38	41,538,468	1.02%	19.26% to 18.06%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2014	1.35% to 2.05%	162,199	19.60 to 18.17	3,133,248	1.10%	8.36% to 7.59%
2013	1.35% to 2.05%	203,743	18.09 to 16.89	3,635,717	1.58%	27.86% to 26.96%
2012	1.35% to 2.05%	212,283	14.15 to 13.30	2,968,794	1.08%	11.65% to 10.85%
2011	1.35% to 2.35%	258,183	12.67 to 11.72	3,237,913	1.01%	-5.97% to -6.93%
2010	1.35% to 2.35%	358,605	13.48 to 12.59	4,786,245	1.16%	14.80% to 13.64%
Variable Insurance Portfolios - Energy (WRENG)
2014	1.35% to 2.35%	89,301	12.18 to 11.15	1,073,589	0.00%	-11.77% to -12.67%
2013	1.35% to 2.35%	93,884	13.80 to 12.76	1,280,620	0.00%	26.03% to 24.76%
2012	1.35% to 2.35%	108,850	10.95 to 10.23	1,180,624	0.00%	0.00% to -1.01%
2011	1.35% to 2.35%	151,586	10.95 to 10.34	1,645,334	0.00%	-10.31% to -11.21%
2010	1.35% to 2.35%	196,756	12.21 to 11.64	2,384,326	0.29%	20.31% to 19.09%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2014	1.35% to 2.35%	212,880	11.48 to 10.41	2,411,926	0.00%	-14.21% to -15.08%
2013	1.35% to 2.35%	277,839	13.38 to 12.26	3,676,262	0.00%	6.35% to 5.27%
2012	1.35% to 2.35%	372,835	12.58 to 11.65	4,645,144	0.00%	0.51% to -0.52%
2011	1.35% to 2.35%	491,079	12.52 to 11.71	6,095,696	0.00%	-22.51% to -23.29%
2010	1.35% to 2.35%	755,918	16.16 to 15.26	12,115,603	0.00%	15.49% to 14.32%
Variable Insurance Portfolios - Growth (WRGP)
2014	1.35% to 2.35%	1,756,642	16.88 to 15.71	29,195,969	0.40%	10.30% to 9.18%
2013	1.35% to 2.35%	2,234,814	15.30 to 14.39	33,708,790	0.43%	34.62% to 33.25%
2012	1.35% to 2.35%	2,659,999	11.37 to 10.80	29,806,000	0.06%	11.22% to 10.09%
2011	1.35% to 2.35%	3,388,171	10.22 to 9.81	34,163,011	0.40%	0.75% to -0.27%
2010	1.35% to 2.35%	4,519,695	10.15 to 9.84	45,263,021	0.65%	11.06% to 9.94%
Variable Insurance Portfolios - High Income (WRHIP)
2014	1.35% to 2.05%	516,931	25.44 to 23.02	12,890,967	4.88%	0.53% to -0.18%
2013	1.35% to 2.05%	663,044	25.31 to 23.06	16,488,891	4.91%	9.01% to 8.23%
2012	1.35% to 2.05%	791,131	23.22 to 21.31	18,050,573	6.35%	17.04% to 16.20%
2011	1.35% to 2.05%	891,845	19.84 to 18.33	17,430,621	7.31%	3.84% to 3.11%
2010	1.35% to 2.05%	1,121,955	19.10 to 17.78	21,148,200	7.79%	13.31% to 12.51%
Variable Insurance Portfolios - International Growth (WRIP)
2014	1.35% to 2.05%	406,263	14.42 to 13.04	5,758,173	2.07%	-0.41% to -1.11%
2013	1.35% to 1.95%	508,498	14.48 to 13.37	7,256,823	0.89%	17.62% to 16.90%
2012	1.35% to 2.00%	716,278	12.31 to 11.36	8,703,012	2.06%	16.46% to 15.69%
2011	1.35% to 2.35%	878,907	10.57 to 10.15	9,180,321	0.42%	-8.57% to -9.50%
2010	1.35% to 2.35%	1,276,150	11.56 to 11.21	14,583,184	0.98%	13.24% to 12.09%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2014	1.35% to 2.00%	116,954	18.37 to 17.12	2,122,113	2.31%	0.07% to -0.59%
2013	1.35% to 2.00%	107,770	18.36 to 17.22	1,956,718	1.73%	23.23% to 22.42%
2012	1.35% to 2.00%	137,235	14.90 to 14.07	2,024,592	2.41%	11.79% to 11.06%
2011	1.35% to 2.35%	193,393	13.33 to 12.33	2,554,838	1.52%	-15.05% to -15.91%
2010	1.35% to 2.35%	242,542	15.69 to 14.66	3,769,617	1.46%	12.55% to 11.42%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2014	1.35% to 1.95%	57,723	$23.43 to $ 21.95	$1,331,828	0.00%	-3.07% to -3.66%
2013	1.35% to 1.95%	63,722	24.17 to 22.79	1,519,568	0.00%	55.16% to 54.22%
2012	1.35% to 1.95%	57,350	15.58 to 14.78	883,384	0.00%	10.33% to 9.66%
2011	1.35% to 1.95%	75,276	14.12 to 13.47	1,051,833	0.00%	-8.27% to -8.82%
2010	1.35% to 2.00%	110,484	15.39 to 14.73	1,685,864	0.00%	38.96% to 38.04%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	1.35% to 2.05%	144,582	23.88 to 22.30	3,405,689	0.00%	6.41% to 5.66%
2013	1.35% to 1.95%	168,894	22.44 to 21.29	3,743,371	0.00%	28.18% to 27.41%
2012	1.35% to 2.00%	182,861	17.50 to 16.65	3,167,930	0.00%	12.02% to 11.28%
2011	1.35% to 2.35%	241,636	15.63 to 14.61	3,742,907	0.01%	-1.90% to -2.89%
2010	1.35% to 2.35%	337,575	15.93 to 15.05	5,333,118	0.04%	29.78% to 28.47%
Variable Insurance Portfolios - Money Market (WRMMP)
2014	1.35% to 1.95%	304,973	10.18 to 9.34	3,088,581	0.02%	-1.33% to -1.93%
2013	1.35% to 1.95%	370,565	10.31 to 9.52	3,802,150	0.02%	-1.33% to -1.93%
2012	1.35% to 2.00%	513,897	10.45 to 9.65	5,328,053	0.02%	-1.33% to -1.99%
2011	1.35% to 2.00%	720,067	10.59 to 9.85	7,536,636	0.02%	-1.33% to -1.97%
2010	1.35% to 2.00%	681,558	10.74 to 10.04	7,239,810	0.08%	-1.28% to -1.93%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	1.35% to 2.05%	93,883	21.61 to 20.07	2,003,634	1.02%	28.41% to 27.50%
2013	1.35% to 1.95%	95,926	16.83 to 15.89	1,596,781	1.13%	-0.24% to -0.84%
2012	1.35% to 1.95%	107,241	16.87 to 16.03	1,791,438	0.74%	16.12% to 15.42%
2011	1.35% to 1.95%	144,054	14.53 to 13.89	2,074,433	0.79%	3.59% to 2.97%
2010	1.35% to 2.00%	184,054	14.03 to 13.44	2,559,847	1.89%	26.78% to 25.94%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	1.35% to 2.35%	746,900	26.62 to 26.44	19,580,700	0.00%	1.52% to 0.49%
2013	1.35% to 2.35%	897,717	26.22 to 26.32	23,193,595	0.00%	54.28% to 52.72%
2012	1.35% to 2.35%	1,053,794	17.00 to 17.23	17,663,368	0.00%	26.10% to 24.82%
2011	1.35% to 2.35%	1,355,960	13.48 to 13.81	18,027,517	0.00%	-7.04% to -7.98%
2010	1.35% to 2.35%	1,779,736	14.50 to 15.00	25,466,019	0.00%	11.23% to 10.11%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	1.35% to 2.35%	634,816	19.30 to 16.97	12,036,590	0.00%	0.22% to -0.79%
2013	1.35% to 2.35%	766,547	19.26 to 17.11	14,526,349	0.00%	41.43% to 39.99%
2012	1.35% to 2.35%	899,827	13.62 to 12.22	12,071,525	0.00%	3.74% to 2.69%
2011	1.35% to 2.35%	1,153,182	13.12 to 11.90	14,927,705	0.00%	-11.81% to -12.70%
2010	1.35% to 2.35%	1,482,074	14.88 to 13.63	21,767,595	0.00%	27.11% to 25.82%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2014	1.35% to 2.05%	44,486	20.41 to 18.92	896,105	0.10%	5.60% to 4.85%
2013	1.35% to 1.95%	63,489	19.32 to 18.22	1,210,987	0.87%	31.73% to 30.93%
2012	1.35% to 1.95%	77,379	14.67 to 13.92	1,122,503	0.45%	17.03% to 16.31%
2011	1.35% to 2.35%	99,128	12.54 to 11.59	1,230,499	0.56%	-13.96% to -14.84%
2010	1.35% to 2.35%	183,246	14.57 to 13.61	2,641,805	0.08%	24.71% to 23.45%
Variable Insurance Portfolios - Value (WRVP)
2014	1.35% to 2.05%	440,586	21.73 to 19.72	9,383,905	1.09%	9.45% to 8.67%
2013	1.35% to 2.05%	544,971	19.86 to 18.14	10,619,585	0.80%	33.51% to 32.56%
2012	1.35% to 2.05%	612,712	14.87 to 13.69	8,963,802	1.36%	17.27% to 16.44%
2011	1.35% to 2.35%	817,181	12.68 to 11.38	10,209,722	0.76%	-8.57% to -9.49%
2010	1.35% to 2.35%	1,112,557	13.87 to 12.57	15,214,357	0.92%	17.11% to 15.92%

2014	Reserves for annuity contracts in payout phase:			133,017
2014	Contract owners equity:			$189,640,010
2013	Reserves for annuity contracts in payout phase:			156,348
2013	Contract owners equity:			$226,116,355
2012	Reserves for annuity contracts in payout phase:			195,340
2012	Contract owners equity:			$219,246,989
2011	Reserves for annuity contracts in payout phase:			221,369
2011	Contract owners equity:			$246,725,994
2010	Reserves for annuity contracts in payout phase:			367,611
2010	Contract owners equity:			$335,531,999

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.